                                     Annual
                                     Report


                               December 31, 1997



                            [AMERICAN AIRLINES LOGO]


                                    AMERICAN
                                AADVANTAGE FUNDS


                              S $ P 500 INDEX FUND


                                 - AMR Class -
                                P.O. Box 619003
                        Dallas/Fort Worth Airport, Texas
                                   75261-9003
                                 (800) 967-9009


                                   MANAGED BY
                         AMR INVESTMENT SERVICES, INC.

---------------------------------------------------------------------------
American AAdvantage S&P 500 Index Fund

LETTER TO SHAREHOLDERS
---------------------------------------------------------------------------
Dear Fellow Shareholder:

We are pleased to report to you on the performance of the American AAdvantage S&P 500 Index Fund (the "Fund") and to provide you with a copy of the Annual Report for the year ended December 31, 1997. The Fund returned 33.09% for the twelve months ended December 31, 1997, tracking the 33.36% return of the S&P 500 Index and slightly outperforming the 32.60% return of the Lipper S&P 500 Average.*

MARKET ACTIVITY

Large capitalization equities had quite a year. Having broken the 7,000 barrier in February 1997, it took only five months for the Dow Jones Industrial Average to reach the 8,000 milestone in the middle of July. The S&P 500 Index also reached record high levels. However, as anticipated, short-term volatility plagued the bull market for equities virtually throughout.

For example, the S&P Index started the year with its strongest January performance since 1989. The large capitalization sector then eased off by March, primarily as a result of the Federal Reserve Board's hike of the Fed Funds rate that month. As technology stocks picked up mid-year, the large cap sector as a whole recovered in September and finished the third quarter better than anticipated. Then, on October 27, the Dow Jones experienced its largest single one-day point loss ever, and the S&P 500 dropped dramatically as well. Though weakened currencies and economies in Southeast Asia and market volatility in the Far East led to plummet here, there was little evidence of any meaningful impact of the ongoing turmoil abroad impacting domestic activity. Thus the very next day, the Dow Jones experienced its largest one-day point gain ever, and the S&P 500 regained more than two-thirds of the previous day's drop. The remainder of the fourth quarter of the year was marked by continued strength in financial stocks and renewed strength in utilities. A favorable economy-supported by slowed growth, low employment, low inflation, higher corporate earnings, and a Federal Reserve Board on hold through the remainder on 1997-served as the backdrop to this short-term volatility, yet strong overall performance.

For the annual period, large capitalization stocks outperformed small cap stocks, though small cap stocks outperformed for the six months from March through September 1997, due to a resurgence in technology stocks. In contrast to both 1996 and the first half of 1997, value stocks outperformed growth stocks within the large cap sector for the 12-month period. Value also outperformed growth within the small cap sector. Overall, leading groups for the year included financial services, health care and consumer staples. The weakest performing sectors were energy, technology and basic materials, the first two of which still produced double digit-returns. There were 29 changes to the S&P 500 Index this year, which is lower turnover than in 1996.

MANAGER OUTLOOK

Overall, real economic growth is anticipated to cool from its earlier rapid pace, coming in at about 2% for all of 1998, and the environment is expected to be positive for the equities market. Given the previous three solidly upward years, however, the prospect for gains in the stock market for 1998 appear to be limited. Volatility will likely continue to be high.

-----------------------------------------------------------------
Ten Largest Stock Holdings
-----------------------------------------------------------------
General Electric Co.               Royal Dutch Petroleum Co.
-----------------------------------------------------------------
CocaCola Co.                       Intel Corp.
-----------------------------------------------------------------
Microsoft Corp.                    Philip Morris Companies, Inc.
-----------------------------------------------------------------
Exxon Corp.                        Procter & Gamble Co.
-----------------------------------------------------------------
Merck & Company, Inc.              IBM Corp.
-----------------------------------------------------------------

On the one hard, the current high valuations and ongoing concerns about fallout from the Far East suggest that any equity gains will be comparatively lower. So, too, questions about earnings, particularly for the large multinational companies, persist and the labor market remains tight and will place upward pressure on wages. On the other hand, productivity improvement has been sufficient to offset any higher costs, thereby allowing profits to expand while keeping a lid on inflation. Several underlying fundamentals impacting the consumer-including rising incomes and high levels of confidence-are also expected to keep the economy on a relatively strong upward course for the near term. Finally, low interest rates and hefty flows of retirement funds into the equity market should provide some support to stock prices. Any correction that may occur is anticipated to be brief and mild, followed by renewed strength in the equity market.

As always, we appreciate your ongoing support of the American AAdvantage S&P 500 Index Fund, and we look forward to continuing to serve your investment needs for many years to come.

Sincerely,




William F. Quinn
President


* Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost.

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------


Comparison of Change in Value of a $10,000 Investment in the American AAdvantage S&P 500 Index Fund and S&P 500 Index since December 31, 1996.

                                  Total Return
                            Ended December 31, 1997

One Year
     33.09%

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                    [CHART]

American AAdvantage S&P 500 Index Fund - $13,309

S&P 500 Index - $13,336

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE S&P 500 INDEX IS UNMANAGED, AND INVESTMENTS MAY NOT BE MADE IN AN INDEX.

================================================================================
American AAdvantage S&P 500 Index Fund

STATEMENT OF ASSETS AND LIABILITIES December 31, 1997
---------------------------------------------------------------------------------------------------------------
ASSETS
  Investment in the Equity 500 Index Portfolio, at Value........................     $  7,594,242
  Receivable for Shares of Beneficial Interest Subscribed.......................          270,659
  Receivable for Expense Reimbursement (Note 2).................................           12,060
  Deferred Organization Expenses................................................           16,984
Total Assets....................................................................     ------------
                                                                                        7,893,945
                                                                                     ------------
LIABILITIES
  Accrued Organization Costs.....................................................          19,541
  Administrative Service Fees Payable (Note 2)...................................           1,679
  Other Liabilities..............................................................          10,363
                                                                                     ------------
Total Liabilities................................................................          31,583
                                                                                     ------------
NET ASSETS.......................................................................    $  7,862,362
                                                                                     ============

SHARES OUTSTANDING (no par value per share, unlimited number of shares of
  beneficial interest authorized)................................................         597,236
                                                                                     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY SHARES OUTSTANDING).....................................    $      13.16
                                                                                     ============
COMPOSITION OF NET ASSETS

  Paid-In Capital................................................................    $  7,158,915
  Undistributed Net Investment Income............................................             440
  Accumulated Net Realized Gain from investments and Futures Transactions........         141,505
  Net Unrealized Appreciation on Investments and Futures Contracts...............         561,502
                                                                                     ------------
NET ASSETS.......................................................................    $  7,862,362
                                                                                     ============



================================================================================


STATEMENT OF OPERATIONS For the year ended December 31, 1997
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income Allocated from the Equity 500 Index Portfolio, net                          $        57,988
                                                                                     ---------------
EXPENSES                                                                                       1,679
  Administrative Service Fees....................................................                788
  Registration Fees..............................................................              5,003
  Professional fees..............................................................                 90
  Trustees Fees..................................................................              8,535
  Other Expenses.................................................................    ---------------
  Total Expenses.................................................................             16,095
  Less: Expenses Absorbed by AMR Investment Services, Inc.  .....................            (12,060)
    Net Expenses.................................................................    ---------------
                                                                                               4,035
Net Investment Income                                                                ---------------
                                                                                              53,953
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS...............     ---------------

  Net Realized Gain From Investment Transactions.................................            140,168
  Net Realized Gain from Futures Transactions....................................              1,337
  Net Change in Unrealized Appreciation on Investments and Futures Contracts.....            561,502
                                                                                     ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS..............          703,007
                                                                                     ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS........................................   $       756,960
                                                                                     ===============


                       See Notes to Financial Statements

================================================================================
American AAdvantage S&P 500 Index Fund



STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                               FOR THE
                                                                                             YEAR ENDED
                                                                                         DECEMBER 31, 1997
                                                                                         -----------------
INCREASE(DECREASE) IN NET ASSETS FROM:
OPERATIONS
     Net Investment Income ............................................................  $        53,953
     Net Realized Gain from Investments and Futures Transactions.......................          141,505
     Net Change in Unrealized Appreciation on Investments and Futures Contracts........          561,502
                                                                                         ---------------
Net Increase in Net Assets from Operations.............................................          756,960
                                                                                         ---------------
DISTRIBUTIONS TO SHAREHOLDERS
     Net Investment Income ............................................................          (53,513)
                                                                                         ---------------
Total Distributions....................................................................          (53,513)
                                                                                         ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
     Proceeds from Sales of Shares.....................................................        7,145,316
     Dividend Reinvestments............................................................           53,513
     Cost of Shares Redeemed...........................................................          (40,914)
                                                                                         ---------------
Net Increase from Capital Transactions in Shares of Beneficial Interest................        7,157,915
                                                                                         ---------------
TOTAL INCREASE IN NET ASSETS...........................................................        7,861,362
NET ASSETS
Beginning of Year......................................................................            1,000
End of Year (including undistributed net investment income of $440)....................  $     7,862,362
                                                                                         ===============


                       See Notes to Financial Statements

================================================================================
American AAdvantage S&P 500 Index Fund



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the American AAdvantage S&P 500 Index Fund.

                                                                                           FOR THE
                                                                                         YEAR ENDED
                                                                                     DECEMBER 31, 1997
                                                                                     -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR...................................................  $        10.00
                                                                                       --------------
INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income...........................................................            0.14
     Net Realized and Unrealized Gain on Investments and Futures Transactions........            3.16
                                                                                       --------------
Total from Investment Operations.........................................................        3.30
                                                                                       --------------
DISTRIBUTIONS TO SHAREHOLDERS
     Net Investment Income...........................................................           (0.14)
                                                                                       --------------
     Total Distributions.............................................................           (0.14)
                                                                                       --------------
NET ASSET VALUE, END OF YEAR.........................................................  $        13.16
                                                                                       ==============
TOTAL INVESTMENT RETURN..............................................................          33.09%
SUPPLEMENTAL DATA AND RATIOS:
     Net Assets, End of Year (000s omitted)..........................................  $        7,862
     Ratios to Average Net Assets:
          Net Investment Income......................................................           1.61%
          Expenses, including expenses of the Equity 500 Index Portfolio.............           0.20%
          Decrease Reflected in Above Expense Ratio Due
            to Absorption of Expenses by Bankers Trust and the Manager...............           0.43%

------------------




                       See Notes to Financial Statements

=============================================================================
American AAdvantage S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.   Organization

American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. The American AAdvantage S&P 500 Index Fund (the "Fund") is one of the nine funds offered under the Trust and commenced active operations on December 31, 1996.

The Fund invests all of its investable assets in the BT Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1997, the Fund's investment was 0.27% of the Portfolio.

These financial statements relate to the Fund. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

B.   Valuation of Investments

Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C.   Investment Income

The Fund records its share of net investment income and realized and unrealized gain (loss) in the Portfolio each day. All net investment income and realized and unrealized gain (loss) of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.   Dividends.

Dividends from the net investment income of the Fund normally will be declared and paid quarterly. Distributions of net realized capital gains, if any, will be paid annually.

Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

E.   Federal Income and Excise Taxes.

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to a regulated investment company and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of time and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. At December 31, 1997, as a result of differences in the allocation of capital gain/losses between book and tax basis, the Fund had a capital loss carryover for federal income tax purposes of approximately $23,603 which, if not offset by subsequent capital gains, will expire in 2005. It is unlikely that the Board of Directors of the Fund will authorize a distribution of capital gains realized in the future until the capital loss carryover has been utilized or expires.

F.   Defered Organization Expenses

Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five-year period.

G.   Expenses

Expenses directly attributable to the Fund are charged to the Fund's operations. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

H.   Valuation of Shares

The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

I.   Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

================================================================================
American AAdvantage S&P 500 Index Fund


NOTES TO FINANCIAL STATEMENTS - (continued)
--------------------------------------------------------------------------------
NOTE 2-FEES AND TRANSACTIONS WITH AFFILIATES

A. Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of .05% of the Fund's average daily net assets.

B. Other

Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel.

On December 31, 1997, the Employee Retirement Plan of The Sabre Group, a subsidiary of AMR Corporation, owned 100% of the Fund.

C. Reimbursement of Expenses

The Manager has voluntarily undertaken to waive and reimburse expenses of the Fund to the extent necessary to limit all expenses to 0.12 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 0.20 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended December 31, 1997, expenses of the Fund have been reduced by $12,060.

NOTE 3-SHARES OF BENEFICIAL INTEREST

At December 31, 1997, there were unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest as follows:

                              For the year ended
                              December 31, 1997
                           -----------------------
                             Shares       Amount
                           ---------    ----------
Sold.....................    596,284    $7,145,316

Reinvested...............      4,178        53,513

Redeemed.................     (3,326)      (40,914)
                           ---------    ----------
Net increase.............    597,136    $7,157,915
                           =========    ==========

REPORT OF INDEPENDENT ACCOUNTANTS


To the Directors of American AAdvantage Funds and Shareholders of American AAdvantage S&P 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of the American AAdvantage S&P 500 Index Fund (one of the Funds comprising American AAdvantage Funds) as of December 31, 1997, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American AAdvantage S&P 500 Index Fund as of December 31, 1997 the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

                                                      Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 13, 1998

                     THIS PAGE WAS LEFT INTENTIONALLY BLANK

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 1997
--------------------------------------------------------------------------------

     Shares                      Description                            Value
     ------                      -----------                            -----

                  COMMON STOCKS - 98.64%
                  ADVERTISING - 0.09%

     57,600       Omnicom Group, Inc. ........................       $ 2,440,800
                                                                     -----------
                  AEROSPACE - 1.65%
    367,446       Boeing Co. .................................        17,981,889
     24,122       General Dynamics Corp. .....................         2,085,045
     72,745       Lockheed Martin Corp. ......................         7,165,382
     24,579       Northrop Grumman Corp. .....................         2,826,585
     17,497       Raytheon Co. - Class A .....................           862,844
     95,514       Raytheon Co. - Class B .....................         4,823,457
     80,624       Rockwell International Corp. ...............         4,212,604
     85,612       United Technologies Corp. ..................         6,233,624
                                                                     -----------
                                                                      46,191,430
                                                                     -----------

                  AIRLINES - 0.41%
     34,202       AMR Corp. (a) ..............................         4,394,957
     27,849       Delta Air Lines, Inc. ......................         3,314,031
     73,200       Southwest Airlines Co. .....................         1,802,550
     31,715       U.S. Airways Group Inc. (a) ................         1,982,188
                                                                     -----------
                                                                      11,493,726
                                                                     -----------

                  APPAREL, TEXTILES - 0.41%
     16,203       Charming Shoppes, Inc. (a) .................            75,951
     91,414       Corning Inc. ...............................         3,393,745
     24,800       Fruit of the Loom, Inc. - Class A (a) ......           635,500
     24,203       Liz Claiborne, Inc. ........................         1,011,988
     71,248       Nike, Inc. - Class B .......................         2,796,484
     21,129       Reebok International Ltd. (a) ..............           608,779
      7,011       Russell Corp. ..............................           186,230
      7,304       Springs Industries, Inc. - Class A .........           379,808
     49,830       V.F. Corp. .................................         2,289,066
                                                                     -----------
                                                                      11,377,551
                                                                     -----------

                  AUTO RELATED - 2.14%
     56,400       AutoZone, Inc. (a) .........................         1,635,600
    254,002       Chrysler Corp. .............................         8,937,695
     16,534       Cummins Engine Co., Inc. ...................           976,539
     31,374       Dana Corp. .................................         1,490,265
     32,182       Eaton Corp. ................................         2,872,243
     29,244       Echlin, Inc. ...............................         1,058,267
    417,364       Ford Motor Co. .............................        20,320,410
    259,984       General Motors Corp. .......................        15,761,530
     67,526       Genuine Parts Co. ..........................         2,291,664
          1       Meritor Automotive, Inc. ...................                21
     33,080       PACCAR Inc. ................................         1,736,700
     46,414       Parker Hannifin Corp. ......................         2,129,242
     24,196       Timken Co. .................................           831,738
                                                                     -----------
                                                                      60,041,914
                                                                     -----------

                  BANKS - 8.11%
     36,034       Ahmanson (H.F.) & Co. ......................         2,412,026
    222,834       Banc One Corp. .............................        12,102,672
    138,400       Bank of New York Company, Inc. .............         8,001,250
    254,872       BankAmerica Corp. ..........................        18,605,656
     58,067       BankBoston Corp. ...........................         5,454,669
     76,294       Barnett Banks, Inc. ........................         5,483,631
     55,600       BB&T Corp. .................................         3,561,875
    154,952       Chase Manhattan Corp. ......................        16,967,244
    169,266       Citicorp ...................................        21,401,570
     41,200       Comerica, Inc. .............................         3,718,300
     78,364       CoreStates Financial Corp. .................         6,274,018
     54,250       Fifth Third Bancorp ........................         4,434,937
    112,536       First Chicago NBD Corp. ....................         9,396,756
    239,600       First Union Corp. ..........................        12,279,500
     16,517       Golden West Financial Corp. ................         1,615,569
     73,700       Huntington Bancshares, Inc. ................         2,653,200
     87,600       KeyCorp ....................................         6,203,175
     93,524       Mellon Bank Corp. ..........................         5,669,893
     69,360       Morgan (J.P.) & Company, Inc. ..............         7,829,010
     85,800       National City Corp. ........................         5,641,350
    265,804       NationsBank Corp. ..........................        16,164,206
    277,616       Norwest Corp. ..............................        10,722,918
     17,400       Republic New York Corp. ....................         1,986,862
     73,160       SunTrust Banks, Inc. .......................         5,221,795
     90,199       U.S. Bancorp ...............................        10,096,651
     72,200       Wachovia Corp. .............................         5,857,225
     97,685       Washington Mutual, Inc. ....................         6,233,524
     33,370       Wells Fargo & Co. ..........................        11,327,029
                                                                     -----------
                                                                     227,316,511
                                                                     -----------

                  BEVERAGES - 3.36%
    182,380       Anheuser-Busch Companies, Inc. .............         8,024,720
      9,419       Brown-Forman, Inc. - Class B ...............           520,400
    909,122       Coca-Cola Co. ..............................        60,570,253
     15,768       Coors (Adolph) Co. - Class B ...............           524,286
    557,594       PepsiCo, Inc. ..............................        20,317,332
    132,737       Seagram Ltd. ...............................         4,289,064
                                                                     -----------
                                                                      94,246,055
                                                                     -----------

                  BUILDING AND CONSTRUCTION - 0.85%
     17,283       Armstrong World Industries, Inc. ...........         1,291,904
     11,290       Centex Corp. ...............................           710,564
      9,466       Crane Co. ..................................           410,588
      8,506       Fleetwood Enterprises, Inc. ................           360,973
    269,426       Home Depot, Inc. ...........................        15,862,456
     62,811       Masco Corp. ................................         3,195,510
     12,450       Owens Corning ..............................           424,856
     32,130       Stanley Works ..............................         1,516,134
                                                                     -----------
                                                                      23,772,985
                                                                     -----------

                  BUILDING, FOREST PRODUCTS - 0.35%
     24,003       Boise Cascade Corp. ........................           726,091
     36,528       Champion International Corp. ...............         1,655,175
     33,201       Georgia-Pacific Corp. ......................         2,016,961
     22,354       Johnson Controls, Inc. .....................         1,067,403
      2,045       Kaufman & Broad Home Corp. .................            45,885
     34,158       Louisiana-Pacific Corp. ....................           649,002
      4,401       Potlatch Corp. .............................           189,243
     69,994       Weyerhaeuser Co. ...........................         3,434,080
                                                                     -----------
                                                                       9,783,840
                                                                     -----------

                  Chemicals and Toxic Waste - 2.64%
     46,304       Air Products & Chemical, Inc. ..............         3,808,504
     96,740       Amgen, Inc. (a) ............................         5,236,052


                  See Notes to Financial Statements on Page 18

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 1997
--------------------------------------------------------------------------------

     Shares                      Description                            Value
     ------                      -----------                            -----

     83,676       Dow Chemical Co. ...........................       $ 8,493,114
    415,692       Du Pont (E.I.) de Nemours & Co. ............        24,967,501
     30,181       Eastman Chemical Co. .......................         1,797,656
     16,450       FMC Corp. (a) ..............................         1,107,291
     27,249       Grace (W.R.) & Co. .........................         2,191,841
     22,096       Great Lakes Chemical Corp. .................           991,558
     38,814       Hercules, Inc. .............................         1,943,126
     27,102       Mallinckrodt, Inc. .........................         1,029,876
    216,920       Monsanto Co. ...............................         9,110,640
     46,406       Morton International, Inc. .................         1,595,206
     16,325       Nalco Chemical Co. .........................           645,858
     60,142       PPG Industries, Inc. .......................         3,435,612
     33,276       Raychem Corp. ..............................         1,432,948
     23,159       Rohm & Haas Co. ............................         2,217,474
     39,700       Sigma-Aldrich Corp. ........................         1,578,075
     54,252       Union Carbide Corp. ........................         2,329,445
                                                                     -----------
                                                                      73,911,777
                                                                     -----------

                  COMPUTER SERVICES - 1.48%
    127,200       3Com Corp. (a) .............................         4,444,050
     29,100       Adobe Systems, Inc. ........................         1,200,375
    107,512       Automatic Data Processing, Inc. ............         6,598,549
     58,100       Cabletron Systems, Inc. (a) ................           871,500
    293,934       Cendant Corp. (a) ..........................        10,103,981
    120,000       Dell Computer Corp. (a) ....................        10,080,000
    182,300       EMC Corp. (a) ..............................         5,001,856
     50,000       Parametric Technology Co.(a) ...............         2,368,750
     74,315       Silicon Graphics, Inc. (a) .................           924,293
                                                                     -----------
                                                                      41,593,354
                                                                     -----------

                  COMPUTER SOFTWARE - 3.53%
    375,450       Cisco Systems, In c. (a) ...................        20,931,338
    201,975       Computer Associates
                    International, Inc. ......................        10,679,427
    443,500       Microsoft Corp. (a) ........................        57,322,375
    363,356       Oracle Corp. (a) ...........................         8,107,381
     94,700       Seagate Technology, Inc. (a) ...............         1,822,975
                                                                     -----------
                                                                      98,863,496
                                                                     -----------

                  CONTAINERS - 0.28%
     35,330       Avery Dennison Corp. .......................         1,581,017
      2,754       Ball Corp. .................................            97,251
     50,850       Crown Cork & Seal Company, Inc. ............         2,548,856
     52,500       Owens-Illinois, Inc. (a) ...................         1,991,719
     39,849       Stone Container Corp. ......................           415,924
     21,522       Temple-Inland, Inc. ........................         1,125,870
                                                                     -----------
                                                                       7,760,637
                                                                     -----------

                  COSMETICS AND TOILETRIES - 0.94%
      2,798       Alberto-Culver Co. - Class B ...............            89,711
     54,028       Avon Products, Inc. ........................         3,315,969
    205,908       Gillette Co. ...............................        20,680,885
     42,387       International Flavors &
                    Fragrances, Inc. .........................         2,182,930
                                                                     -----------
                                                                      26,269,495
                                                                     -----------

                  DIVERSIFIED - 1.02%
     54,169       Allegheny Teledyne Inc. ....................       $ 1,401,623
     28,102       Ceridian Corp. (a) .........................         1,287,423
     39,400       Loews Corp. ................................         4,181,325
    155,478       Minnesota Mining
                  Manufacturing Co ...........................        12,758,913
      3,527       NACCO Industries, Inc. - Class A ...........           378,050
     47,964       Pall Corp. .................................           992,255
     57,915       Praxair, Inc. ..............................         2,606,175
     31,220       SUPERVALU, Inc. ............................         1,307,338
     59,706       Textron, Inc. ..............................         3,731,625
                                                                     -----------
                                                                      28,644,727
                                                                     -----------

                  DRUGS - 6.87%
    238,766       American Home Products Corp. ...............        18,265,599
    365,478       Bristol-Myers Squibb Co. ...................        34,583,356
    407,740       Lilly (Eli) & Co. ..........................        28,388,897
    440,397       Merck & Company, Inc. ......................        46,792,181
    475,408       Pfizer, Inc. ...............................        35,447,609
    269,116       Schering-Plough Corp. ......................        16,718,832
    100,086       Warner-Lambert Co. .........................        12,410,664
                                                                     -----------
                                                                     192,607,138
                                                                     -----------

                  ELECTRICAL EQUIPMENT - 4.85%
    261,410       CBS Corp. ..................................         7,695,257
  1,202,944       General Electric Co. .......................        88,266,016
     23,072       General Signal Corp. .......................           973,350
     14,965       Grainger (W.W.), Inc. ......................         1,454,411
    385,940       Hewlett-Packard Co. ........................        24,121,250
     43,023       ITT Corp. (a) ..............................         3,565,531
     37,423       ITT Industries, Inc. .......................         1,174,147
    192,664       Tyco International Ltd. ....................         8,681,921
                                                                     -----------
                                                                     135,931,883
                                                                     -----------

                  ELECTRONICS - 3.94%
     55,041       Advanced Micro Devices, Inc.(a) ............           987,298
      5,527       Aeroquip-Vickers, Inc. .....................           271,168
    207,712       AlliedSignal, Inc. .........................         8,087,786
     80,873       AMP, Inc. ..................................         3,396,666
    134,900       Applied Materials, Inc. (a) ................         4,063,863
    167,500       Emerson Electric Co. .......................         9,453,281
     26,542       Harris Corp. ...............................         1,217,614
    600,228       Intel Corp. ................................        42,166,017
     31,800       KLA Instruments Corp. (a) ..................         1,228,275
     52,600       LSI Logic Corp. (a) ........................         1,038,850
     82,800       Micron Technology, Inc. (a) ................         2,152,800
    219,442       Motorola, Inc. .............................        12,521,909
     58,026       National Semiconductor Corp. (a) ...........         1,505,049
     95,701       Northern Telecom Ltd. ......................         8,517,389
     17,825       Perkin-Elmer Corp. .........................         1,266,689
     29,938       Scientific-Atlanta, Inc. ...................           501,462
     16,707       Tektronix, Inc. ............................           663,059
    143,456       Texas Instruments, Inc. ....................         6,455,520
     58,900       Thermo Electron Corp. (a) ..................         2,621,050
     17,300       Thomas & Betts Corp. .......................           817,425
     21,259       Western Atlas, Inc. (a) ....................         1,573,166
                                                                     -----------
                                                                     110,506,336
                                                                     -----------


                  See Notes to Financial Statements on Page 18

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 1997
--------------------------------------------------------------------------------

     Shares                      Description                            Value
     ------                      -----------                            -----


                  ENVIRONMENTAL CONTROL - 0.33%
     81,035       Browning-Ferris Industries, Inc. ...........       $ 2,998,295
     98,900       Laidlaw, Inc. - Class B ....................         1,347,513
     20,126       Safety-Kleen Corp. .........................           552,207
    159,458       Waste Management, Inc. .....................         4,385,095
                                                                     -----------
                                                                       9,283,110
                                                                     -----------

                  FINANCIAL SERVICES - 5.09%
    170,866       American Express Co. .......................        15,249,791
     17,852       Beneficial Corp. ...........................         1,483,947
     96,400       Charles Schwab Corp. .......................         4,042,775
     10,200       Cincinnati Financial Corp. .................         1,435,650
     36,700       Countrywide Credit Industries ..............         1,573,513
     47,500       Equifax ....................................         1,683,281
    389,964       Fannie Mae .................................        22,252,321
    157,300       First Data Corp. ...........................         4,601,025
     92,444       Fleet Financial Group, Inc. ................         6,927,522
    254,724       Freddie Mac ................................        10,682,488
     53,500       Green Tree Financial Corp. .................         1,401,031
     46,923       Hartford Financial Services Group ..........         4,390,233
     39,358       Household International, Inc. ..............         5,020,605
    184,225       MBNA Corp. .................................         5,031,645
    122,276       Merrill Lynch & Co., Inc. ..................         8,918,506
    215,793       Morgan Stanley, Dean Witter,
                    Discover & Co. ...........................        12,758,761
    123,633       PNC Banc Corp. .............................         7,054,808
     59,700       State Street Corp. .........................         3,473,794
     59,000       Synovus Financial Corp. ....................         1,932,250
    420,521       Travelers Group, Inc. ......................        22,655,569
                                                                     -----------
                                                                     142,569,515
                                                                     -----------

                  FOOD SERVICES/LODGING - 0.57%
     44,719       Darden Restaurants, Inc. ...................           558,988
    256,114       McDonald's Corp. ...........................        12,229,443
     60,699       Tricon Global Restaurants, Inc. (a) ........         1,764,065
     54,462       Wendy's International, Inc. ................         1,310,492
                                                                     -----------
                                                                      15,862,988
                                                                     -----------

                  FOODS - 3.09%
    195,317       Archer-Daniels-Midland Co. .................         4,235,937
    167,054       Campbell Soup Co. ..........................         9,710,014
    171,632       ConAgra, Inc. ..............................         5,631,675
     52,830       CPC International, Inc. ....................         5,692,432
     64,319       General Mills, Inc. ........................         4,606,848
    134,375       Heinz (H.J.) Co. ...........................         6,827,930
     41,294       Hershey Foods Corp. ........................         2,557,647
    148,014       Kellogg Co. ................................         7,345,195
     25,840       Pioneer Hi-Bred International, Inc. ........         2,771,340
     50,884       Quaker Oats Co. ............................         2,684,131
     38,605       Ralston-Purina Group .......................         3,587,852
    175,687       Sara Lee Corp. .............................         9,893,374
     62,810       Sysco Corp. ................................         2,861,781
    233,368       Unilever N.V ...............................        14,570,915
     35,127       Whitman Corp. ..............................           915,497
     34,092       Wrigley (WM) Jr. Co. .......................         2,712,445
                                                                     -----------
                                                                      86,605,013
                                                                     -----------

                  FOREST PRODUCTS AND PAPER - 0.04%
     34,600       Willamette Industries, Inc. ................       $ 1,113,688
                                                                     -----------

                  HEALTH CARE - 0.90%
    281,122       Abbott Laboratories ........................        18,431,061
    227,222       Columbia/HCA Healthcare Corp. ..............         6,731,452
                                                                     -----------
                                                                      25,162,513
                                                                     -----------

                  HOSPITAL SUPPLIES AND HEALTH CARE - 2.92%
     22,401       Allergan, Inc. .............................           751,834
     35,234       Alza Corp. (a) .............................         1,120,882
     23,477       Bard (C.R.), Inc. ..........................           735,124
     21,723       Bausch & Lomb, Inc. ........................           860,774
    108,863       Baxter International Inc. ..................         5,490,777
     40,532       Becton, Dickinson & Co. ....................         2,026,600
     45,450       Biomet, Inc. ...............................         1,164,656
     71,500       Boston Scientific Corp. (a) ................         3,280,062
     40,200       Cardinal Health, Inc. ......................         3,020,025
     54,400       Guidant Corp. ..............................         3,386,400
     73,400       HBO & Co. ..................................         3,523,200
    141,000       HEALTHSOUTH Corp. (a) ......................         3,912,750
     51,700       Humana, Inc. (a) ...........................         1,072,775
    493,896       Johnson & Johnson ..........................        32,535,399
     17,560       Manor Care, Inc. ...........................           614,600
    172,304       Medtronic, Inc. ............................         9,013,653
      9,674       Shared Medical Systems Corp. ...............           638,484
     39,419       St. Jude Medical, Inc. (a) .................         1,202,280
    111,710       Tenet Healthcare Corp. (a) .................         3,700,394
     71,000       United Healthcare Corp. ....................         3,527,812
     22,848       U.S. Surgical Corp. ........................           669,732
                                                                     -----------
                                                                      82,248,213
                                                                     -----------

                  HOTEL/MOTEL - 0.21%
     92,041       Hilton Hotels Corp. ........................         2,738,220
     46,690       Marriott International, Inc. ...............         3,233,282
                                                                     -----------
                                                                       5,971,502
                                                                     -----------

                  HOUSEHOLD FURNISHINGS - 0.18%
     29,012       Maytag Corp. ...............................         1,082,510
     52,858       Newell Co. .................................         2,246,465
     29,939       Whirlpool Corp. ............................         1,646,645
                                                                     -----------
                                                                       4,975,620
                                                                     -----------

                  HOUSEHOLD PRODUCTS - 1.88%
     42,704       Clorox Co. .................................         3,376,285
    108,702       Colgate-Palmolive Co. ......................         7,989,597
    494,040       Procter & Gamble Co. .......................        39,430,568
     49,802       Rubbermaid, Inc. ...........................         1,245,050
     20,596       Tupperware Corp. ...........................           574,113
                                                                     -----------
                                                                      52,615,613
                                                                     -----------

                  INSURANCE - 3.82%
     54,959       Aetna, Inc. ................................         3,878,044
    157,650       Allstate Corp. .............................        14,326,444
     87,137       American General Corp. .....................         4,710,844
    257,800       American International Group, Inc. .........        28,035,750


                  See Notes to Financial Statements on Page 18

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 1997
--------------------------------------------------------------------------------

     Shares                      Description                            Value
     ------                      -----------                            -----

     56,950       Aon Corp. ..................................       $ 3,338,694
     61,772       Chubb Corp. ................................         4,671,507
     28,233       CIGNA Corp. ................................         4,886,074
     70,400       Conseco, Inc. ..............................         3,198,800
     29,578       General Re Corp. ...........................         6,270,536
     26,077       Jefferson-Pilot Corp. ......................         2,030,746
     37,410       Lincoln National Corp. .....................         2,922,656
     66,624       Marsh & McLennan Companies, Inc. ...........         4,967,652
     36,000       MBIA, Inc. .................................         2,405,250
     44,900       MGIC Investment Corp. ......................         2,985,850
     26,400       Progressive Corp. ..........................         3,164,700
     36,998       Providian Financial ........................         1,671,847
     59,202       SAFECO Corp. ...............................         2,886,098
     34,830       St. Paul Companies, Inc. ...................         2,858,237
     60,900       SunAmerica, Inc. ...........................         2,603,475
     46,268       Torchmark Corp. ............................         1,946,148
     51,500       UNUM Corp. .................................         2,800,312
     29,017       USF&G Corp. ................................           640,188
                                                                     -----------
                                                                     107,199,852
                                                                     -----------

                  LEISURE RELATED - 1.26%
     31,314       American Greetings Corp. - Class A .........         1,225,160
     28,442       Brunswick Corp. ............................           862,148
    248,157       Disney (Walt) Co. ..........................        24,583,053
     18,039       Harcourt General, Inc. .....................           987,635
     35,215       Harrah's Entertainment, Inc. (a) ...........           664,683
     49,487       Hasbro, Inc. ...............................         1,558,841
      5,639       Jostens, Inc. ..............................           130,049
    107,165       Mattel, Inc. ...............................         3,991,896
     61,300       Mirage Resorts, Inc. (a) ...................         1,394,575
                                                                     -----------
                                                                      35,398,040
                                                                     -----------

                  MACHINERY - 1.30%
     37,671       Black & Decker Corp. .......................         1,471,523
     11,982       Briggs & Stratton Corp. ....................           581,876
     29,200       Case Corp. .................................         1,764,775
    136,864       Caterpillar Inc. ...........................         6,646,458
      7,447       Cincinnati Milacron, Inc. ..................           193,157
     39,148       Cooper Industries, Inc. ....................         1,918,252
     97,623       Deere & Co. ................................         5,692,641
     74,808       Dover Corp. ................................         2,702,439
     64,482       Dresser Industries, Inc. ...................         2,704,214
     28,730       Echo Bay Mines Ltd. (a) ....................            70,029
     18,922       Harnischfeger Industries, Inc. .............           668,183
     90,792       Illinois Tool Works, Inc. ..................         5,458,869
     65,696       Ingersoll-Rand Co. .........................         2,660,688
     18,592       Millipore Corp. ............................           630,966
     10,658       Navistar International Corp. (a) ...........           264,452
     14,094       Snap-On, Inc. ..............................           614,851
     46,672       TRW Inc. ...................................         2,491,118
                                                                     -----------
                                                                      36,534,491
                                                                     -----------

                  METALS - 0.85%
     80,536       Alcan Aluminium Ltd. .......................         2,224,807
     63,400       Aluminum Company of America ................         4,461,775
     62,935       Armco, Inc. (a) ............................           310,742
     15,849       Asarco, Inc. ...............................           355,612
    137,100       Barrick Gold Corp. .........................         2,553,487
     44,400       Battle Mountain Gold Co. ...................           260,850
     40,449       Bethlehem Steel Corp. (a) ..................           348,873
     29,194       Cyprus Amax Minerals Co. ...................           448,858
     40,008       Engelhard Corp. ............................           695,139
     30,600       Freeport-McMoRan Copper
                    Gold, Inc. - Class B .....................           481,950
     63,643       Homestake Mining Co. .......................           564,832
     57,566       Inco Ltd. ..................................           978,622
     16,603       Inland Steel Industries, Inc. ..............           284,326
     66,610       Newmont Mining Corp. .......................         1,956,669
     36,494       Nucor Corp. ................................         1,763,116
     25,408       Phelps Dodge Corp. .........................         1,581,647
     89,604       Placer Dome, Inc. ..........................         1,136,851
     29,349       Reynolds Metals Co. ........................         1,760,940
     38,977       USX-U.S. Steel Group, Inc. .................         1,218,031
     20,379       Worthington Industries, Inc. ...............           336,254
                                                                     -----------
                                                                      23,723,381
                                                                     -----------

                  MISCELLANEOUS - 0.13%
          1       ACNielsen Corp. (a) ........................                24
     60,579       Cognizant Corp. ............................         2,699,552
     58,000       NextLevel Systems, Inc. (a) ................         1,036,750
                                                                     -----------
                                                                       3,736,326
                                                                     -----------

                  OFFICE EQUIPMENT AND COMPUTERS - 3.03%
     46,142       Apple Computer, Inc. (a) ...................           605,614
     17,114       Autodesk, Inc. .............................           633,218
    278,231       Compaq Computer Corp. ......................        15,702,662
     29,886       Computer Sciences Corp. (a) ................         2,495,481
     18,745       Data General Corp. (a) .....................           326,866
     55,932       Digital Equipment Corp. (a) ................         2,069,484
     46,819       Honeywell, Inc. ............................         3,207,102
     50,562       Ikon Office Solutions, Inc. ................         1,422,056
    357,382       International Business Machines
                    Corp. ....................................        37,368,755
     22,079       Moore Corp. Ltd. ...........................           333,945
    118,992       Novell, Inc. (a) ...........................           892,440
     52,098       Pitney Bowes, Inc. .........................         4,685,564
    137,656       Sun Microsystems, Inc. (a) .................         5,489,033
     72,599       Unisys Corp. (a) ...........................         1,007,311
    118,735       Xerox Corp. ................................         8,764,127
                                                                     -----------
                                                                      85,003,658
                                                                     -----------

                  OIL RELATED - 8.45%
     36,193       Amerada Hess Corp. .........................         1,986,091
    179,002       Amoco Corp. ................................        15,237,545
     19,500       Anadarko Petroleum .........................         1,183,406
     35,200       Apache Corp. ...............................         1,234,200
     21,387       Ashland Inc. ...............................         1,148,215
    118,750       Atlantic Richfield Co. .....................         9,514,844
     65,144       Baker Hughes, Inc. .........................         2,841,907
     60,239       Burlington Resources, Inc. .................         2,699,460
    241,966       Chevron Corp. ..............................        18,631,382
    906,414       Exxon Corp. ................................        55,461,207


                  See Notes to Financial Statements on Page 18

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 1997
--------------------------------------------------------------------------------

     Shares                      Description                            Value
     ------                      -----------                            -----

     32,381       Fluor Corp. ................................       $ 1,210,240
     16,538       Foster Wheeler Corp. .......................           447,560
     98,480       Halliburton Co. ............................         5,114,805
      9,808       Helmerich & Payne, Inc. ....................           665,718
     20,832       Kerr-McGee Corp. ...........................         1,318,926
     24,087       McDermott International, Inc. ..............           882,186
    289,142       Mobil Corp. ................................        20,872,438
    125,714       Occidental Petroleum Corp. .................         3,684,992
     43,979       Oryx Energy Co. (a) ........................         1,121,464
     18,754       Pennzoil Co. ...............................         1,253,002
     90,706       Phillips Petroleum Co. .....................         4,410,579
     29,900       Rowan Companies, Inc. (a) ..................           911,950
    788,204       Royal Dutch Petroleum Co. ..................        42,710,804
    183,562       Schlumberger Ltd. ..........................        14,776,741
     29,845       Sun Co., Inc. ..............................         1,255,355
     69,434       Tenneco, Inc. ..............................         2,742,643
    201,122       Texaco, Inc. ...............................        10,936,009
     93,748       Union Pacific Resources Group Inc. .........         2,273,389
     90,637       Unocal Corp. ...............................         3,517,849
     99,364       USX-Marathon Group .........................         3,353,535
    118,236       Williams Companies, Inc. ...................         3,354,946
                                                                     -----------
                                                                     236,753,388
                                                                     -----------

                  PAPER - 0.80%
     11,531       Bemis Company, Inc. ........................           508,085
     73,035       Fort James Corp. ...........................         2,793,589
    111,144       International Paper Co. ....................         4,793,085
    212,130       Kimberly-Clark Corp. .......................        10,460,660
     42,102       Mead Corp. .................................         1,178,856
     29,303       Union Camp Corp. ...........................         1,573,205
     34,960       Westvaco Corp. .............................         1,099,055
                                                                     -----------
                                                                      22,406,535
                                                                     -----------

                  PHARMACEUTICALS - 0.24%
    186,532       Pharmacia & Upjohn, Inc. ...................         6,831,735
                                                                     -----------

                  PHOTOGRAPHY AND OPTICAL - 0.29%
    121,326       Eastman Kodak Co. ..........................         7,378,138
     16,482       Polaroid Corp. .............................           802,467
                                                                     -----------
                                                                       8,180,605
                                                                     -----------

                  PRINTING AND PUBLISHING - 1.31%
     30,091       Deluxe Corp. ...............................         1,038,140
     58,152       Donnelley (R.R.) & Sons Co. ................         2,166,162
     30,172       Dow Jones & Co, Inc. .......................         1,619,859
     62,579       Dun & Bradstreet Corp. .....................         1,936,038
    104,292       Gannett Co., Inc. ..........................         6,446,549
      3,304       Harland (John H.) Co. ......................            69,384
     37,626       Knight-Ridder, Inc. ........................         1,956,552
     37,630       McGraw-Hill Companies, Inc. ................         2,784,620
      8,272       Meredith Corp. .............................           295,207
     30,284       New York Times Co. - Class A ...............         2,002,529
    192,815       Time Warner, Inc. ..........................        11,954,530
     27,329       Times Mirror Co. - Class A .................         1,680,734
     46,596       Tribune Co. ................................         2,900,601
                                                                     -----------
                                                                      36,850,905
                                                                     -----------

                  PROFESSIONAL SERVICES - 0.42%
     40,535       Block (H&R), Inc. ..........................       $ 1,816,475
     18,600       Ecolab, Inc. ...............................         1,031,138
      8,125       EG&G, Inc. .................................           169,102
     39,160       Interpublic Group of Companies, Inc. .......         1,950,657
     20,326       National Service Industries ................         1,007,407
     84,792       Service Corporation International ..........         3,132,005
     23,843       Transamerica Corp. .........................         2,539,279
                                                                     -----------
                                                                      11,646,063
                                                                     -----------

                  RAILROADS - 0.70%
     57,362       Burlington Northern Santa Fe Corp. .........         5,331,081
     79,332       CSX Corp. ..................................         4,283,927
    130,353       Norfolk Southern Corp. .....................         4,016,502
     95,647       Union Pacific Corp. ........................         5,971,960
                                                                     -----------
                                                                      19,603,470
                                                                     -----------

                  REAL ESTATE - 0.02%
     10,166       Pulte Corp. ................................           425,066
                                                                     -----------

                  RETAIL - 4.12%
     92,202       Albertson's, Inc. ..........................         4,368,070
    106,736       American Stores Co. ........................         2,194,759
     39,346       Circuit City Stores, Inc. ..................         1,399,242
     78,599       Costco Companies, Inc. (a) .................         3,507,480
     64,419       CVS Corp. ..................................         4,126,842
     80,108       Dayton Hudson Corp. ........................         5,407,290
     42,797       Dillard's Department Stores, Inc. -
                    Class A ..................................         1,508,594
     77,400       Federated Department
                    Stores, Inc. (a) .........................         3,333,038
    147,771       Gap, Inc. ..................................         5,236,635
     17,093       Giant Food, Inc. - Class A .................           575,820
      8,025       Great Atlantic & Pacific Tea Co., Inc. .....           238,242
    178,903       Kmart Corp. (a) ............................         2,068,566
     93,720       Kroger Co. (a) .............................         3,461,783
     92,447       Limited, Inc. ..............................         2,357,399
     10,826       Longs Drug Stores, Inc. ....................           347,785
     66,694       Lowe's Companies, Inc. .....................         3,180,470
     83,298       May Department Stores Co. ..................         4,388,763
      8,030       Mercantile Stores Company, Inc. ............           488,826
     31,729       Nordstrom, Inc. ............................         1,915,638
     98,150       Penney (J.C.) Co., Inc. ....................         5,919,672
     15,512       Pep Boys-Manny, Moe & Jack .................           370,349
     51,001       Rite Aid Corp. .............................         2,993,121
    141,709       Sears, Roebuck & Co. .......................         6,412,332
     64,974       Sherwin-Williams Co. .......................         1,803,029
     37,966       Tandy Corp. ................................         1,464,064
     59,308       TJX Companies, Inc. ........................         2,038,713
    108,618       Toys 'R' Us, Inc. (a) ......................         3,414,678
    182,468       Walgreen Co. ...............................         5,724,934
    825,548       Wal-Mart Stores, Inc. ......................        32,557,549
     47,180       Winn-Dixie Stores, Inc. ....................         2,061,176
     36,122       Woolworth Corp. (a) ........................           735,986
                                                                     -----------
                                                                     115,600,845
                                                                     -----------


                  See Notes to Financial Statements on Page 18

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 1997
--------------------------------------------------------------------------------

     Shares                      Description                            Value
     ------                      -----------                            -----


                  TELECOMMUNICATIONS - 3.92%
          1       360 Communications Co. (a) .................       $        20
    185,535       Airtouch Communications, Inc. (a) ..........         7,711,298
     59,000       Alltel Corp. ...............................         2,422,687
    202,052       Ameritech Corp. ............................        16,265,186
     37,976       Andrew Corp. (a) ...........................           911,424
     77,300       Bay Networks, Inc. (a) .....................         1,975,981
     37,600       Clear Channel Communications,
                    Inc. (a) .................................         2,986,850
    113,362       Comcast Corp. - Class A ....................         3,577,988
     43,990       DSC Communications Corp. (a) ...............         1,055,760
     56,400       Frontier Corp. .............................         1,357,125
    351,936       GTE Corp. ..................................        18,388,656
     17,406       King World Productions, Inc. ...............         1,005,197
    236,441       Lucent Technologies, Inc. ..................        18,885,725
    251,720       MCI Communications Corp. ...................        10,776,763
    165,360       Tele-Communications, Inc. - Class A (a)              4,619,745
     69,300       Tellabs, Inc. (a) ..........................         3,664,238
     99,849       Viacom, Inc. - Class B (a) .................         4,137,493
    332,100       WorldCom, Inc. (a) .........................        10,046,025
                                                                     -----------
                                                                     109,788,161
                                                                     -----------

                  TIRE AND RUBBER - 0.19%
     18,851       Cooper Tire & Rubber Co. ...................           459,493
     24,952       Goodrich (B.F.) Co. ........................         1,033,949
     59,836       Goodyear Tire & Rubber Co. .................         3,807,065
                                                                     -----------
                                                                       5,300,507
                                                                     -----------

                  TOBACCO - 1.61%
     64,574       Fortune Brands, Inc. .......................         2,393,274
    890,598       Philip Morris Companies, Inc. ..............        40,355,222
     67,707       UST, Inc. ..................................         2,500,927
                                                                     -----------
                                                                      45,249,423
                                                                     -----------

                  TRUCKING, SHIPPING - 0.17%
     16,882       Caliber System, Inc. .......................           821,942
     42,750       Federal Express Corp. (a) ..................         2,610,422
     37,617       Ryder System, Inc. .........................         1,231,957
                                                                     -----------
                                                                       4,664,321
                                                                     -----------

                  UTILITIES - 7.88%
     80,310       American Electric Power Co. ................         4,146,004
    597,006       AT&T Corp. .................................        36,566,618
     40,625       Baltimore Gas & Electric Co. ...............         1,383,789
    285,418       Bell Atlantic Corp. ........................        25,973,038
    364,432       BellSouth Corp. ............................        20,522,077
     42,028       Carolina Power & Light Co. .................         1,783,563
     85,230       Central & South West Corp. .................         2,306,537
     46,622       CINergy Corp. ..............................         1,786,205
     37,966       Coastal Corp. ..............................         2,351,519
     24,735       Columbia Gas System, Inc. ..................         1,943,243
     94,036       Consolidated Edison Company
                    of New York, Inc. ........................         3,855,476
     39,405       Consolidated Natural Gas Co. ...............         2,384,002
     63,206       Dominion Resources, Inc. ...................         2,690,205
     57,576       DTE Energy Co. .............................         1,997,168
    135,295       Duke Energy Corp. ..........................         7,491,961
      3,742       Eastern Enterprises ........................           168,390
    135,970       Edison International .......................         3,696,684
    117,866       Enron Corp. ................................         4,898,806
    105,207       Entergy Corp. ..............................         3,149,635
     78,884       FirstEnergy Corp. (a) ......................         2,287,636
     66,294       FPL Group, Inc. ............................         3,923,776
     47,800       GPU, Inc. ..................................         2,013,575
    114,092       Houston Industries, Inc. ...................         3,044,830
     38,342       Niagara Mohawk Power Corp. (a) .............           402,591
     10,069       NICOR, Inc. ................................           424,786
     18,844       Northern States Power Co. ..................         1,097,663
     11,791       ONEOK, Inc. ................................           476,062
     21,768       Pacific Enterprises ........................           819,021
     91,389       PacifiCorp .................................         2,496,062
     91,284       PECO Energy Co. ............................         2,213,637
      5,455       People's Energy Corp. ......................           214,791
    170,505       PG&E Corp. .................................         5,189,746
     73,300       PP&L Resources, Inc. .......................         1,754,619
     95,494       Public Service Enterprise Group, Inc. ......         3,025,966
    338,614       SBC Communications, Inc. ...................        24,803,475
     34,810       Sonat, Inc. ................................         1,592,558
    259,458       Southern Co. ...............................         6,713,476
    126,282       Sprint Corp. ...............................         7,403,282
     90,127       Texas Utilities Co. ........................         3,745,903
     79,525       Unicom Corp. ...............................         2,445,394
     26,720       Union Electric Co. .........................         1,155,640
    182,328       U.S. West, Inc. - Communications
                    Group ....................................         8,227,551
    219,028       U.S. West, Inc. - Media Group (a) ..........         6,324,433
                                                                   -------------
                                                                     220,891,393
                                                                   -------------

TOTAL COMMON STOCK  (Cost $1,757,541,598).....................     2,764,949,595


                SHORT TERM INSTRUMENTS - 1.23%
                MUTUAL FUNDS - 1.08%
 30,227,816     BT Institutional Cash Management
                  Fund........................................        30,227,816


Principal
Amount
------
                U.S. TREASURY BILL - 0.15%
$ 4,170,000       5.30%, 3/05/98 (b)..........................         4,133,229

TOTAL SHORT TERM INSTRUMENTS (Cost $34,360,106)...............        34,361,045

TOTAL INVESTMENTS (Cost $1,791,901,704).................99.87%     2,799,310,640
Other Assets Less Liabilities............................0.13%         3,775,831
                                                       -------    --------------
NET ASSETS.............................................100.00%    $2,803,086,471
                                                       =======    ==============


---------------------
(a)  Non-income producing security.
(b)  Held as collateral for futures contracts.

                  See Notes to Financial Statements on Page 18

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

STATEMENT OF ASSETS AND LIABILITIES December 31, 1997
--------------------------------------------------------------------------------

ASSETS
     Investments, at Value (Cost of $1,791,901,704) ........     $2,799,310,640
     Dividends and Interest Receivable* ....................          3,960,232
     Variation Margin Receivable ...........................             22,425
     Prepaid Expenses and Other ............................              4,991
                                                                 ---------------
Total Assets ...............................................      2,803,298,288
                                                                 ---------------
LIABILITIES
     Due to Bankers Trust ..................................            193,761
     Accrued Expenses and Other ............................             18,056
                                                                 ---------------
Total Liabilities ..........................................            211,817
                                                                 ---------------
NET ASSETS .................................................     $2,803,086,471
                                                                 ===============
COMPOSITION OF NET ASSETS
     Paid-in capital .......................................      1,795,065,447
     Net Unrealized Appreciation on Investments ............      1,007,408,936
     Net Unrealized Appreciation on Futures Contracts ......            612,088
                                                                 ---------------
NET ASSETS .................................................     $2,803,086,471
                                                                 ===============

-----------------
* Includes $151,469 from the Portfolio's investment in the BT Institutional Cash Management Fund.



--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS For The Year Ended December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Dividends (net of foreign withholding tax of $239,357) ...............     $  42,168,929
     Interest** ...........................................................         2,481,564
                                                                                -------------
TOTAL INVESTMENT INCOME ...................................................        44,650,493
                                                                                -------------
EXPENSES
     Advisory Fees.........................................................         2,430,147
     Administration and Services Fees .....................................         1,215,073
     Professional Fees ....................................................            25,600
     Trustees Fees ........................................................             2,100
     Miscellaneous ........................................................            10,687
                                                                                -------------
     Total Expenses .......................................................         3,683,607
     Less: Expenses Absorbed by Bankers Trust .............................        (1,739,490)
                                                                                -------------
          Net Expenses ....................................................         1,944,117
                                                                                -------------
NET INVESTMENT INCOME .....................................................        42,706,376
                                                                                -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
     Net Realized Gain from Investment Transactions .......................        91,887,326
     Net Realized Gain from Futures Transactions ..........................         3,399,122
     Net Change in Unrealized Appreciation on Investments .................       528,046,548
     Net Change in Unrealized Appreciation on Futures Contracts ...........           729,288
                                                                                -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS .....       624,062,284
                                                                                -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ................................     $ 666,768,660
                                                                                =============

-----------------
** Includes $1,311,133 from the Portfolio's investment in the BT Institutional Cash Management Fund.

                  See Notes to Financial Statements on Page 18

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                      FOR THE                  FOR THE
                                                                                     YEAR ENDED              YEAR ENDED
                                                                                  DECEMBER 31, 1997       DECEMBER 31, 1996
                                                                                  -----------------       -----------------

INCREASE IN NET ASSETS FROM:

OPERATIONS
     Net Investment Income ....................................................     $    42,706,376      $    33,117,570
     Net Realized Gain from Investments and Futures Transactions ..............          95,286,448           21,413,687
     Net Change in Unrealized Appreciation on Investments and Futures Contracts         528,775,836          267,538,386
                                                                                    ---------------      ---------------
Net Increase in Net Assets from Operations ....................................         666,768,660          322,069,643
                                                                                    ---------------      ---------------
CAPITAL TRANSACTIONS
     Proceeds from Capital Invested ...........................................       1,462,422,481          854,711,041
     Value of Capital Withdrawn ...............................................      (1,251,328,236)        (332,293,144)
                                                                                    ---------------      ---------------
Net Increase in Net Assets from Capital Transactions ..........................         211,094,245          522,417,897
                                                                                    ---------------      ---------------
TOTAL INCREASE IN NET ASSETS ..................................................         877,862,905          844,487,540

NET ASSETS
Beginning of Year .............................................................       1,925,223,566        1,080,736,026
                                                                                    ---------------      ---------------
End of Year ...................................................................     $ 2,803,086,471      $ 1,925,223,566
                                                                                    ===============      ===============



--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.


                                                                                  FOR THE YEAR ENDED DECEMBER 31,
                                                           ----------------------------------------------------------------------
                                                              1997           1996            1995           1994          1993
                                                              ----           ----            ----           ----          ----

SUPPLEMENTAL DATA AND RATIOS:

Net Assets, End of Period (000s omitted) .............     $2,803,086     $1,925,224      $1,080,736      $559,772      $151,805
     Ratios to Average Net Assets:
     Net Investment Income ...........................           1.76%          2.20%           2.52%         2.84%         2.67%
     Expenses ........................................           0.08%          0.10%           0.10%         0.10%         0.10%
     Decrease Reflected in Above Expense Ratio Due
       to Absorption of Expenses by Bankers Trust ....           0.07%          0.05%           0.05%         0.06%         0.10%
Portfolio Turnover Rate ..............................             19%            15%              6%           21%         31%
Average Commission Per Share* ........................     $   0.0230     $   0.0230              --            --          --


------------------

* For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.



                  See Notes to Financial Statements on Page 18

-------------------------------------------------------------------------------
Equity 500 Index Portfolio

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  Organization

The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York, and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  SECURITY VALUATION

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C.  SECURITY TRANSACTIONS AND INTEREST INCOME

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  FUTURES CONTRACTS

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E.  FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2-FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1997, this fee aggregated $1,215,073.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1997, this fee aggregated $2,430,147.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.08 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1997, expenses of the Portfolio have been reduced by $1,739,490.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood").

Certain officers of the Portfolio are also directors, officers and employees of Edgewood Services, Inc., the distributor of the BT Institutional Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio.

For the year ended December 31, 1997, the Equity 500 Index Portfolio paid brokerage commissions of $341,058.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1997, were $777,096,136 and $439,507,213, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1997 was $1,807,569,264. The aggregate gross unrealized appreciation was $1,013,752,877, and the aggregate gross unrealized depreciation was $22,011,501 for all investments as of December 31, 1997.

NOTE 4--FUTURES CONTRACTS

A summary of obligations under these financial instruments at December 31, 1997 is as follows:


                                                              Market      Unrealized
Type of Future         Expiration   Contracts   Position      Value      Appreciation
---------------------  ----------   ---------   --------   -----------   ------------
S&P 500 Index Futures  March 1998   259         Long       $63,396,725     $612,088


At December 31, 1997, the Portfolio segregated $4,133,229 to cover margin requirements on open futures contracts.

-------------------------------------------------------------------------------
Equity 500 Index Portfolio

REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial Interest of the Equity 500 Index
Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Equity 500 Index Portfolio as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity 500 Index Portfolio as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.



                                                     Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 13, 1998